SEGMENT REPORTING - Schedule of Total Assets And Liabilities By Reportable Operating Segment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Investment properties	$ 649,825,184	$ 554,518,864		$ 514,172,281	$ 449,036,633
Cash and cash equivalents	27,323,468	28,827,347	$ 1,121,150	35,242,363	$ 14,988,112
Lease and other receivables, net	4,142,217	2,641,772
Receivables from the sale of investment properties - short term	0	3,589,137
Prepaid construction costs	125,061	165,836
Prepaid income taxes	1,196,382	2,008,553
Other current assets	6,709,555	2,769,109
Tenant notes receivable - long term, net	1,370,812	1,748,616
Restricted cash equivalents	6,703,299	5,835,117
Property and equipment, net	355,265	313,202
Deferred tax asset	179,509	241,967
Other non-current assets	2,842,514	4,360,058
TOTAL ASSETS	700,773,266	607,019,578
Segment debt	295,334,909	265,885,799		$ 269,854,235
Accounts payable and accrued expenses	11,694,817	8,356,915
Income tax payable	7,101,476	2,764,352
Retainage payable	2,598,043	1,500,729
Security deposits	112,624	167,005
Lease liability – current portion	131,641	458,081
Other current liabilities	90,785	640,933
Deferred tax liability	42,804,138	40,141,510
Security deposits	3,004,501	2,440,371
Lease liability	13,153,846	12,972,016
Other non-current liabilities	178,196	890,449
TOTAL LIABILITIES	376,204,976	336,218,160
Reportable segments | Costa Rica
Statement [Line Items]
Investment properties	263,201,125	260,094,960
Segment debt	166,548,503	171,041,464
Reportable segments | Colombia
Statement [Line Items]
Investment properties	175,021,487	132,917,203
Segment debt	51,743,684	38,430,114
Reportable segments | Peru
Statement [Line Items]
Investment properties	191,033,572	161,506,701
Segment debt	77,042,722	56,414,221
Reportable segments | Mexico
Statement [Line Items]
Investment properties	20,569,000	0
Segment debt	$ 0	$ 0